Finance income and costs	12 Months Ended
Dec. 31, 2019
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Finance income and costs
8.	Finance income and costs
Recognized in the statement of profit or loss:

	2019	2018	2017
Interest income	288,010	395,045	278,599
Net fair value gains on derivative financial instruments and interest (*)	—	654,933	317,542
Cash flow hedges – reclassified to profit or loss (* )	—	568,370	—
Other	9,440	58,766	1,105

Finance income	297,450	1,677,114	597,246

Net foreign exchange losses	(1,039,618)	(2,695,045)	(718,501)
Net interest expenses for financial assets and liabilities measured at amortized cost	(864,492)	(552,101)	(193,311)
Net fair value losses on derivative financial instruments and interest (*)	(550,438)	—	—
Cash flow hedges – reclassified to profit or loss (*)	461,133	—	—
Other	(31,703)	(116,926)	(8,300)

Finance costs	(2,025,118)	(3,364,072)	(920,112)

Net finance costs	(1,727,668)	(1,686,958)	(322,866)

(*)	Interest expense/income and fair value of derivative financial instruments are shown netted off in the consolidated statement of profit or loss.
Finance incomes for the years ended 31 December 2019, are mainly attributable to interest income on bank deposits.
Finance income for the years ended 31 December 2018 and 2017 are mainly attributable to interest income on contracted handset sales, changes in fair value of derivative financial instruments, interest income on bank deposits and cash flow hedge.
Net foreign exchange losses mainly include foreign exchange losses on borrowings, bonds issued and cash and cash equivalents.
Finance costs for year ended 31 December 2019, 2018 and 2017 are mainly attributable to the financing costs of borrowings, foreign exchange losses from operating and financing activities.

Foreign exchange losses from Belarusian Telecom and lifecell exclude foreign exchange losses incurred in the foreign operations’ individual financial statements, which have been recognized directly in equity under foreign currency translation reserve in the consolidated financial statements in accordance with the accounting policy for net investment in foreign operations as disclosed in Note 2c.